Accounts Receivable, Net (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Customer 1
Entity Wide Revenue Major Customer
Revenue percentage	22.80%	18.50%	18.50%
Customer 2
Entity Wide Revenue Major Customer
Revenue percentage		10.70%
Customer 3
Entity Wide Revenue Major Customer
Revenue percentage			11.50%
Customer 4
Entity Wide Revenue Major Customer
Revenue percentage	10.70%		11.50%
Customer 5
Entity Wide Revenue Major Customer
Revenue percentage	13.80%